Events After The Balance Sheet Date	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Events After The Balance Sheet Date	11 EVENTS AFTER THE BALANCE SHEET DATE There were no material post balance sheet events other than those mentioned elsewhere in this report.